33. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments And Contingencies Tables
Lease and sublease income/expense

IN MILLIONS OF USD	2017	2016	2015
Minimum lease payments	(262.4)	(206.6)	(170.0)
Variable rent	(136.7)	(168.7)	(137.0)
Concession fees expense (note 8)	(399.1)	(375.3)	(307.0)

Sublease income (note 8)	11.6	11.9	7.3

Future minimum lease payments under non-cancellable operating leases
IN MILLIONS OF USD	FUTURE EXPENSES
Not later than one year	276.7
Later than one year and not later than five years	894.3
Later than five years	536.2
Total	1,707.2